Schedule of Investments
January 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–100.05%
Brazil–0.24%
StoneCo Ltd., Class A(a)(b)	109,999	$1,713,784
China–4.27%
JD.com, Inc., ADR(a)(b)	370,552	27,746,934
Meituan, B Shares(a)(c)	93,300	2,654,548
		30,401,482
Denmark–0.20%
Ambu A/S, Class B(b)	67,912	1,439,433
France–12.21%
Airbus SE(a)	182,623	23,313,508
Dassault Systemes SE	52,040	2,505,647
Kering S.A.	28,253	21,094,638
LVMH Moet Hennessy Louis Vuitton SE	48,608	39,967,173
		86,880,966
Germany–2.44%
SAP SE	140,356	17,377,530
India–5.16%
DLF Ltd.	4,106,157	21,632,547
ICICI Bank Ltd., ADR	694,786	15,097,700
		36,730,247
Italy–0.37%
Brunello Cucinelli S.p.A.(a)	45,122	2,611,957
Japan–10.96%
FANUC Corp.	11,300	2,236,144
Keyence Corp.	38,300	19,696,226
Murata Manufacturing Co. Ltd.	252,700	18,950,679
Nidec Corp.	223,000	19,761,981
Omron Corp.	131,100	9,579,704
TDK Corp.	214,900	7,750,476
		77,975,210
Netherlands–0.86%
ASML Holding N.V.	7,417	5,073,239
uniQure N.V.(a)	60,224	1,087,043
		6,160,282
Spain–0.21%
Industria de Diseno Textil S.A.	48,652	1,470,000
Sweden–3.37%
Assa Abloy AB, Class B	373,616	10,235,749
Atlas Copco AB, Class A	233,390	13,717,103
		23,952,852
Switzerland–0.95%
Lonza Group AG	6,177	4,251,830
Zur Rose Group AG(a)	10,087	2,478,137
		6,729,967
United Kingdom–0.84%
Farfetch Ltd., Class A(a)	214,331	4,653,126
Shares		Value
United Kingdom–(continued)
Prudential PLC	80,623	$1,355,980
		6,009,106
United States–57.97%
Adobe, Inc.(a)	59,140	31,598,502
Agilent Technologies, Inc.	108,361	15,096,855
Alphabet, Inc., Class A(a)	30,648	82,935,633
Amazon.com, Inc.(a)	2,141	6,404,737
Analog Devices, Inc.	153,176	25,116,269
Avantor, Inc.(a)	342,841	12,798,255
Boston Scientific Corp.(a)	89,257	3,829,125
Castle Biosciences, Inc.(a)(b)	23,743	1,026,885
Charles River Laboratories International, Inc.(a)	11,001	3,627,690
Danaher Corp.	9,337	2,668,421
Datadog, Inc., Class A(a)	8,006	1,169,757
Dun & Bradstreet Holdings, Inc.(a)(b)	58,541	1,174,332
Equifax, Inc.	61,156	14,662,763
Fidelity National Information Services, Inc.	68,244	8,183,820
Illumina, Inc.(a)	16,124	5,624,374
Intuit, Inc.	79,359	44,062,498
Intuitive Surgical, Inc.(a)	12,943	3,678,142
IQVIA Holdings, Inc.(a)	22,347	5,472,780
Lam Research Corp.	1,190	702,005
Marriott International, Inc., Class A(a)	7,301	1,176,337
Marvell Technology, Inc.	94,222	6,727,451
Meta Platforms, Inc., Class A(a)	119,663	37,485,631
Microsoft Corp.	28,549	8,878,168
Natera, Inc.(a)	24,746	1,748,305
NVIDIA Corp.	14,890	3,645,965
Omnicell, Inc.(a)	19,893	2,986,735
PayPal Holdings, Inc.(a)	15,363	2,641,514
Phathom Pharmaceuticals, Inc.(a)(b)	65,565	1,101,492
Qualtrics International, Inc., Class A(a)(b)	91,564	2,680,078
S&P Global, Inc.	88,690	36,825,862
Splunk, Inc.(a)	30,580	3,789,474
United Parcel Service, Inc., Class B	84,953	17,178,346
Veracyte, Inc.(a)(b)	96,735	2,941,711
Visa, Inc., Class A(b)	44,925	10,160,687
Walt Disney Co. (The)(a)	19,503	2,788,344
		412,588,943
Total Common Stocks & Other Equity Interests (Cost $751,884,161)		712,041,759
Money Market Funds–0.13%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	278,188	278,188
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	299,870	299,900

See accompanying notes which are an integral part of this schedule.
Invesco Global Growth Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	317,929	$317,929
Total Money Market Funds (Cost $895,933)		896,017
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.18% (Cost $752,780,094)		712,937,776
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.49%
Invesco Private Government Fund, 0.02%(d)(e)(f)	13,850,601	13,850,601
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	32,311,607	$32,318,068
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $46,169,232)		46,168,669
TOTAL INVESTMENTS IN SECURITIES—106.67% (Cost $798,949,326)		759,106,445
OTHER ASSETS LESS LIABILITIES–(6.67)%		(47,441,461)
NET ASSETS–100.00%		$711,664,984
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2022.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2022 represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,735,198	$9,794,272	$(13,251,282)	$-	$-	$278,188	$79
Invesco Liquid Assets Portfolio, Institutional Class	8,264,369	6,995,909	(14,959,507)	(3,151)	2,280	299,900	107
Invesco Treasury Portfolio, Institutional Class	4,268,798	11,193,453	(15,144,322)	-	-	317,929	35
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,991,419	32,924,631	(27,065,449)	-	-	13,850,601	270*
Invesco Private Prime Fund	22,153,218	58,463,811	(48,297,202)	(563)	(1,196)	32,318,068	3,400*
Total	$46,413,002	$119,372,076	$(118,717,762)	$(3,714)	$1,084	$47,064,686	$3,891

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$1,713,784	$—	$—	$1,713,784
China	27,746,934	2,654,548	—	30,401,482
Denmark	—	1,439,433	—	1,439,433
France	—	86,880,966	—	86,880,966
Germany	—	17,377,530	—	17,377,530
India	15,097,700	21,632,547	—	36,730,247
Italy	—	2,611,957	—	2,611,957
Japan	—	77,975,210	—	77,975,210
Netherlands	1,087,043	5,073,239	—	6,160,282
Spain	—	1,470,000	—	1,470,000
Sweden	—	23,952,852	—	23,952,852
Switzerland	—	6,729,967	—	6,729,967
United Kingdom	4,653,126	1,355,980	—	6,009,106
United States	412,588,943	—	—	412,588,943
Money Market Funds	896,017	46,168,669	—	47,064,686
Total Investments	$463,783,547	$295,322,898	$—	$759,106,445
Invesco Global Growth Fund